Funds

Third Quarter Report

November 30, 2006

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2006

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	12

Portfolio of Investments	24

Additional Information	56

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2006
Net Assets	$1,095,260,646
Total Assets	$2,053,537,162
Assets Invested in Senior Loans	$1,976,089,846
Number of Issuers	447
Average Amount Outstanding per Loan	$4,420,783
Industries Represented	38
Average Loan Amount per Industry	$52,002,364
Portfolio Turnover Rate (YTD)	46%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity (in months)	63
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	43.97%

PERFORMANCE SUMMARY

The Trust declared $0.14 of dividends during the third fiscal quarter and $0.41 for the nine months ended November 30, 2006. Based on the average month-end net asset value ("NAV") per share of $7.54, this resulted in an annualized distribution rate of 7.56%(1) for the quarter and 7.22%(1) for the nine months ended. The Trust's total net return for the third fiscal quarter, based on NAV, was 2.54%, versus a total gross return on the S&P/LSTA Leveraged Loan Index ("LLI")(2) of 1.74% for the same quarter. For the nine months, the Trust's total net return, based on NAV was 5.38% versus 6.24% gross return for the S&P/LSTA Leveraged Loan Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the third fiscal quarter was 2.99% and 8.50% for the nine months ended November 30, 2006.

PORTFOLIO OVERVIEW

The Trust performed well during the third fiscal quarter ended November 30, driven by favorable developments across a few of the Trust's larger individual holdings and buoyant loan market conditions generally. Clearly, the global leveraged loan market remains in a bullish mode as calendar year 2006 activity set new records across virtually every category. Total U.S. institutional loan volume reached $321 billion during the year, a 75% increase over 2005. Full year loan returns

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The S&P/LSTA Leveraged Loan Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans too verse as issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA")conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

rose to 6.77%(3), a three-year high, as compared to 5.08% during 2005. Much of the improvement came from higher average short-term interest rates. The lagging default picture also improved noticeably throughout the year, ending 2006 with a trailing twelve-month default rate of just 0.79%(3) (as compared to 1.98% at the end of 2005). At the Trust level, favorable credit selection and sector positioning drove excess returns during the period, as did the avoidance of any material downside credit volatility. Several of the Trust's top holdings posted some of the strongest total returns during the quarter. Sector positioning remained relatively stable during the period. The only notable changes would include an increase in exposure to the retail sector (4.7% as of period end, as compared to 3.5% as of August 31) based on a number of high profile M&A transactions in that space, and a continued reduction in auto parts suppliers and traditional real estate, areas of chronic fundamental credit weakness.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of November 30, 2006, the Trust had $450 million of "Aaa/AAA(4)" rated cumulative auction rate preferred shares outstanding, and $453 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 43.97% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

TOP TEN INDUSTRY SECTORS AS OF NOVEMBER 30, 2006 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
North American Cable	10.5%	19.2%
Healthcare, Education and Childcare	7.9%	14.7%
Chemicals, Plastics & Rubber	5.9%	11.1%
Printing & Publishing	5.4%	10.3%
Retail Stores	4.7%	8.8%
Oil & Gas	4.5%	8.5%
Leisure, Amusement, Entertainment	4.6%	8.5%
Utilities	4.3%	8.1%
Diversified / Conglomerate Service	3.5%	6.5%
Data and Internet Services	3.3%	6.2%

Portfolio holdings are subject to change daily.

TOP TEN SENIOR LOAN ISSUERS AS OF NOVEMBER 30, 2006 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.6%	4.9%
Metro-Goldwyn-Mayer, Inc.	2.0%	3.7%
Georgia Pacific Corporation	1.7%	3.2%
NRG Energy, Inc.	1.5%	2.8%
Century Cable Holdings LLC	1.5%	2.7%
Sungard Data Systems, Inc.	1.4%	2.6%
Olympus Cable Holdings, LLC	1.4%	2.5%
Fidelity National Information Solutions, Inc.	1.2%	2.3%
CSC Holdings, Inc. (Cablevision)	1.2%	2.2%
West Corporation	1.2%	2.2%

Portfolio holdings are subject to change daily.

(2)  The S&P/LSTA Leveraged Loan Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans too verse as issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA")conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

(3)  Source: Standard & Poor's Leveraged Commentary & Data

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

CURRENT STRATEGY AND OUTLOOK

Looking into 2007, loan market activity suggests that new loan issuance will soar to yet another new record in the first calendar quarter, and there appears to be no shortage of demand for loans to support this level of supply. As such, absent any unforeseen disruption to credit and/or liquidity conditions, non-investment grade loans appear to be poised for continued favorable performance.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
January 24, 2007

(4)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2006
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	9.56%	8.20%	7.51%	5.76%
Based on Market Value	18.35%	5.30%	8.70%	5.33%
S&P/LSTA Leveraged Loan Index(a)	6.58%	5.64%	5.78%	—
Credit-Suisse Leveraged Loan Index	7.01%	6.15%	6.16%	5.59%
The table above illustrates the total return of the Trust against the indices indicated. An index is unmanaged has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's Investment Adviser) may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Assumes rights were exercised and excludes sales charges and commissions(b),(c)

  (a)  Performance since inception for the index is 5.41% from January 1, 1997.

  (b)  Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

  (c)  On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

Senior loans are subject to credit risks, including the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

Quarter Ended	Prime Rate	Net Asset Value ("NAV") 30-Day SEC Yield(A)	Market 30-Day SEC Yield(A)	Average Annualized Distribution Rate at NAV(B)	Average Annualized Distribution Rate at Market(B)
November 30, 2006	8.25%	9.76%	10.25%	7.55%	7.95%
August 31, 2006	8.25%	9.42%	9.95%	7.47%	7.86%
May 31, 2006	8.00%	9.63%	10.31%	7.10%	7.57%
February 28, 2006	7.50%	8.40%	9.10%	6.59%	7.25%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust. If short-term market interest rates fall, the yield on the Trust will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2006 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,980,005,247)	$2,001,872,805
Cash	21,945,489
Foreign currencies at value (Cost $1,753,618)	1,757,737
Receivables:
Investment securities sold	9,986,831
Interest	17,803,276
Other	61,933
Prepaid expenses	109,091
Total assets	2,053,537,162
LIABILITIES:
Notes payable	453,000,000
Payable for investments purchased	47,811,880
Accrued interest payable	1,910,817
Deferred arrangement fees on senior loans	370,645
Dividends payable — preferred shares	215,643
Payable to affiliates	1,668,031
Payable to custodian	248,575
Accrued trustees' fees	34,765
Unrealized depreciation on foreign currency contracts	2,441,667
Other accrued expenses	574,493
Total liabilities	508,276,516
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,095,260,646
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,033,235 shares of beneficial interest authorized and outstanding, no par value)	$7.55
NET ASSETS CONSIST OF:
Paid-in capital	$1,331,413,656
Undistributed net investment income	5,796,529
Accumulated net realized loss on investments	(261,401,426)
Net unrealized appreciation on investments and foreign currency related transactions	19,451,887
NET ASSETS	$1,095,260,646

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$113,469,427
Arrangement fees earned	913,405
Miscellaneous income	1,255,588
Total investment income	115,638,420
EXPENSES:
Investment management fees	12,169,363
Administration fees	3,802,926
Transfer agent fees	92,375
Interest expense	20,381,650
Shareholder reporting expense	105,190
Custodian fees	687,400
Professional fees	176,342
Preferred Shares — Dividend disbursing agent fees	931,736
Pricing expense	35,509
ICI fees	2,436
Postage expense	135,950
Trustees' fees	55,275
Miscellaneous expense	171,596
Total expenses	38,747,748
Net investment income	76,890,672
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	14,515,218
Foreign currency related transactions	(115,876)
Net realized gain on investments and foreign currency related transactions	14,399,342
Net change in unrealized appreciation or depreciation on:
Investments	(18,128,134)
Foreign currency related transactions	(2,415,671)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(20,543,805)
Net realized and unrealized loss on investments and foreign currency related transactions	(6,144,463)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(16,622,684)
Net increase in net assets resulting from operations	$54,123,525

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2006	Year Ended February 28, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$76,890,672	$83,109,460
Net realized gain on investments and foreign currency related transactions	14,399,342	422,159
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(20,543,805)	16,658,806
Distributions to preferred shareholders from net investment income	(16,622,684)	(15,839,470)
Net increase in net assets resulting from operations	54,123,525	84,350,955
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income	(59,534,153)	(66,428,156)
Decrease in net assets from distributions to common shareholders	(59,534,153)	(66,428,156)
Net increase (decrease) in net assets	(5,410,628)	17,922,799
NET ASSETS:
Beginning of period	1,100,671,274	1,082,748,475
End of period (including undistributed net investment income of $5,796,529 and $5,062,694, respectively)	$1,095,260,646	$1,100,671,274

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2006 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$110,944,039
Facility fees paid	(18,071)
Dividends paid to preferred shareholders	(16,635,023)
Arrangement fees received	371,879
Other income received	1,250,087
Interest paid	(20,457,885)
Other operating expenses paid	(18,346,820)
Purchases of securities	(975,721,275)
Proceeds from sales of securities	1,007,797,426
Net cash provided by operating activities	$89,184,357
Cash Flows From Financing Activities:
Dividends paid to common shareholders	$(59,534,153)
Net paydown of notes payable	(12,000,000)
Net cash flows used in financing activities	(71,534,153)
Net increase	17,650,204
Cash at beginning of period	4,295,285
Cash at end of period	$21,945,489
Reconciliation of Net Increase In Net Assets Resulting From Operations To Net Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$54,123,525
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	18,128,134
Change in unrealized appreciation or depreciation on foreign currencies	(4,119)
Change in unrealized depreciation on forward currency contracts	2,441,667
Net accretion of discounts on investments	(1,186,023)
Net amortization of premiums on investments	484,888
Realized gain on investments and foreign currency related transactions	(14,399,342)
Purchase of securities	(975,721,275)
Proceeds on sale of securities	1,007,797,426
Increase in other assets	(27,378)
Increase in interest receivable	(1,824,253)
Increase in prepaid arrangement fees on notes payable	(18,071)
Decrease in deferred arrangement fees on senior loans	(541,526)
Decrease in accrued interest payable	(76,235)
Decrease in dividends payable - preferred shares	(12,339)
Increase in payable to affiliates	1,668
Increase in accrued trustees fees	18,534
Decrease in other accrued expenses	(924)
Total adjustments	35,060,832
Net cash provided by operating activities	$89,184,357

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Nine Months Ended November 30,	Years Ended February 28 or February 29,
	2006	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.59	7.47	7.34	6.73	7.20
Income (loss) from investment operations:
Net investment income	$0.53	0.57	0.45	0.46	0.50
Net realized and unrealized gain (loss) on investments	$(0.05)	0.12	0.16	0.61	(0.47)
Total from investment operations	$0.48	0.69	0.61	1.07	0.03
Distributions to Common Shareholders from net investment income	$(0.41)	(0.46)	(0.43)	(0.42)	(0.45)
Distribution to Preferred Shareholders	$(0.11)	(0.11)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$7.55	7.59	7.47	7.34	6.73
Closing market price at end of period	$7.19	7.02	7.56	7.84	6.46
Total Investment Return(1)
Total investment return at closing market price(2)%	8.50	(0.82)	2.04	28.77	2.53
Total investment return at net asset value(3)%	5.38	8.53	7.70	15.72	0.44
Ratios/Supplemental Data
Net assets end of period (000's)	$1,095,261	1,100,671	1,082,748	1,010,325	922,383
Preferred Shares-Aggregate amount outstanding (000's)	$450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000
Borrowings at end of year (000's)	$453,000	465,000	496,000	225,000	167,000
Asset coverage per $1,000 of debt(4)	$2,212	2,203	2,140	2,500	2,500
Average borrowings (000's)	$477,691	509,178	414,889	143,194	190,671
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.58	1.64	1.60	1.45	1.49
Net expenses after expense reimbursement(6)%	3.33	3.02	2.21	1.65	1.81
Gross expenses prior to expense reimbursement(6)%	3.33	3.02	2.22	1.65	1.81
Net investment income(6)%	6.62	5.44	4.21	4.57	4.97
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.55	1.58	1.63	1.84	1.82
Net expenses after expense reimbursement(6)%	3.28	2.90	2.26	2.09	2.23
Gross expenses prior to expense reimbursement(6)%	3.28	2.90	2.27	2.09	2.23
Net investment income(6)%	6.50	5.24	4.32	5.82	6.10
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.23	2.33	2.29	2.11	2.19
Net expenses after expense reimbursement(6)%	4.71	4.27	3.17	2.40	2.68
Gross expenses prior to expense reimbursement(6)%	4.71	4.27	3.18	2.40	2.68
Net investment income(6)%	9.34	7.71	6.04	6.68	7.33
Portfolio turnover rate %	46	81	93	87	48
Common shares outstanding at end of period (000's)	145,033	145,033	145,033	137,638	136,973

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan.

This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board of Trustees ("Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2006, 99.58% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Adviser") or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), DST Systems, Inc. ("DST"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the nine months ended November 30, 2006, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $945,275,551 and $1,010,597,886 respectively. At November 30, 2006, the Trust held senior loans valued at $1,976,089,846 representing 98.7% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$107,510
AM Cosmetics Corporation (Liquidation Interest)	03/07/03	—
Block Vision Holdings Corporation (571 Common Shares)	09/17/02
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,893
Cedar Chemical (Liquidation Interest)	12/31/02	—
Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	12/22/95	—
Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	01/18/02	—
Decision One Corporation (1,402,038 Common Shares)	05/17/05	1,116,773
Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	10/02/02	15
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/05	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	305,999
Gemini Leasing, Inc. (143,079 common shares)	01/08/04	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	05/15/02	50
Imperial Home Décor Group, Inc. (Liquidation Interest)	01/22/04	—
Insilco Technologies (Residual Interest in Bankruptcy Estate)	05/02/03	1
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	100
Kevco, Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	50
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)	08/25/05	—
Neoplan USA Corporation (17,348 Common Shares)	08/29/03	—
Neoplan USA Corporation (1,814,180 Series B Preferred Shares)	08/29/03	—
Neoplan USA Corporation (1,084,000 Series C Preferred Shares)	08/29/03	428,603
Neoplan USA Corporation (3,524,300 Series D Preferred Shares)	08/29/03	3,524,300
New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)	07/02/03	—
New World Restaurant Group, Inc. (4,706 Common Shares)	06/26/06	4,832
Norwood Promotional Products, Inc. (104,148 Common Shares)	08/23/04	32,939
Safelite Glass Corporation (856,340 Common Shares)	10/12/00	173,588
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
U.S. Aggregates (Residual Interest in Bankruptcy Estate)	04/07/03	—
U.S. Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total restricted securities excluding senior loans (market value of $19,621,761 was 1.8% of net assets at November 30, 2006)		$5,747,459

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a sub-advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% plus the proceeds of any outstanding borrowings of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2006, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,270,881	$397,150	$1,668,031

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 22, 2007 and a $535 million 364-day revolving securitization facility which matures on June 14, 2007, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at November 30, 2006, was $453 million. Weighted average interest rate on outstanding borrowings was 5.69%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 22.1% of total assets at November 30, 2006. Average borrowings for the nine months ended November 30, 2006 were $477,690,909 and the average annualized interest rate was 5.66% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of November 30, 2006, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Baker & Taylor, Inc.	$2,250,000
Baker Tanks, Inc.	510,000
Builders Firstsource, Inc.	1,500,000
Casema Bidco	583,333
Casema Bidco	583,333
Federal-Mogul Corporation	2,680,000
Green Valley Ranch Gaming, LLC	250,000
Hearthstone Housing Partners II, LLC	1,720,588
Kerasotes Theatres, Inc.	975,000
Lucite International US Finco Limited	1,038,168
MEG Energy Corporation	2,800,000
Neoplan USA Corporation	382,500
Norwood Promotional Products Holdings, Inc.	525,000
Norwood Promotional Products Holdings, Inc.	$979,412
Oglebay Norton Company	400,000
Persona Communication, Inc.	190,000
PLY Gem Industries, Inc.	1,250,000
Primedia, Inc.	1,133,250
Syniverse Holding, LLC	1,500,000
Trump Entertainment Resorts Holdings, L.P.	1,732,500
United States Shipping, LLC	838,710
Venetian Macau, Ltd.	1,600,000
Wastequip, Inc.	210,785
$25,632,580

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2006, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the nine months ended November 30, 2006.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2006, the Trust held 0.86% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2006	Year Ended February 28, 2006
Ordinary Income	Ordinary Income
$76,156,837	$82,267,626

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2006 were:

Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$5,290,676	$39,881,614	$(1,126,243)	$(10,485,033)	2007
			(38,118,850)	2008
			(847,193)	2009
			(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			$(274,560,447)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Trust has assessed the impact of adopting FIN 48 and determined there will be no material impact to the Trust.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157 ("SFAS No. 157"), Fair Value Measurements. The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of December 31, 2006, the Trust are currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates had received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2006 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 13 — SUBSEQUENT EVENTS

Subsequent to November 30, 2006, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0470	11/30/06	12/11/06	12/22/06
$0.0475	12/20/06	12/29/06	1/12/07

Subsequent to November 30, 2006, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$150.36	12/04/06-01/08/07	12/11/06-01/12/07	12/12/06-01/16/07
Series T	$149.86	12/05/06-01/09/07	12/12/06-01/16/07	12/13/06-01/17/07
Series W	$150.94	12/06/06-01/10/07	12/13/06-01/17/07	12/14/06-01/18/07
Series Th	$149.97	12/07/06-01/11/07	12/14/06-01/18/07	12/15/06-01/19/07
Series F	$149.63	12/08/06-01/12/07	12/15/06-01/19/07	12/18/06-01/22/07

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited)

Senior Loans*: 180.4%				Bank Loan Ratings†
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 3.0%
			Avio Group	NR	NR
EUR	708,333		Term Loan, maturing October 31, 2014			$950,898
EUR	708,333		Term Loan, maturing October 31, 2014			955,591
		(2)	Delta	Ba3	B+
	$2,000,000		Debtor In Possession Term Loan, 10.118%,
			maturing March 16, 2008			2,037,188
			Dyncorp International, LLC	Ba2	BB-
	3,941,646		Term Loan, 7.688%—7.813%, maturing February 11, 2011			3,965,461
			Forgings International, Ltd.	NR	NR
GBP	250,000		Term Loan, 2.500%, maturing August 11, 2014			497,974
	$1,427,925		Term Loan, 2.500%, maturing August 11, 2014			1,446,845
GBP	250,000		Term Loan, 2.500%, maturing August 11, 2015			500,186
	$1,427,925		Term Loan, 2.500%, maturing August 11, 2015			1,453,271
			Hexcel Corporation	Ba2	BB-
	1,227,104		Term Loan, 7.125%, maturing March 01, 2012			1,230,172
			IAP Worldwide Services, Inc.	B2	B
	992,500		Term Loan, 9.688%, maturing December 30, 2012			985,056
			K&F Industries, Inc.	Ba3	B+
	4,322,917		Term Loan, 7.320%, maturing November 18, 2012			4,342,504
			Onex Wind Finance, L.P. (Mid-Western Aircraft Systems, Inc.)	Ba3	BB-
	985,417		Term Loan, 7.110% maturing December 31, 2011			988,034
			Transdigm Holding Corporation	Ba3	B+
	3,500,000		Term Loan, 7.360%, maturing June 23, 2013			3,523,625
			United Airlines, Inc.	B1	B+
	2,052,188		Term Loan, 9.120%, maturing February 01, 2012			2,073,992
	435,313		Term Loan, 9.125%, maturing February 01, 2012			439,938
			US Airways	B2	B
	3,000,000		Term Loan, 8.867%, maturing March 31, 2011			3,023,037
			Wesco Aircraft Hardware Corporation	B1	B+
	1,500,000		Term Loan, 7.570%, maturing September 29, 2013			1,509,845
			Wesco Aircraft Hardware Corporation	Caa1	B-
	833,333		Term Loan, 11.125%, maturing March 31, 2014			851,736
			Wyle Holdings, Inc.	NR	B+
	1,897,200		Term Loan, 8.110%—8.120%, maturing January 28, 2011			1,907,280
						32,682,633
Automobile: 4.2%
			Accuride Corporation	Ba3	B+
	1,949,091		Term Loan, 7.438%, maturing January 31, 2012			1,953,356
			American Axle & Manufacturing, Inc.	Ba3	BB
	500,000		Term Loan, 9.500%, maturing April 02, 2010			507,500
	125,000		Term Loan, 9.813%, maturing April 12, 2010			126,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Automobile: (continued)
		Arvin Meritor	Baa3	BB+
$624,081		Term Loan, 7.125%, maturing June 23, 2012			$624,991
		Avis Budget Car Rental	Ba3	BB-
2,871,429		Term loan, 6.630%, maturing April 19, 2012			2,860,988
	(2)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor In Possession Term Loan, 7.375%, maturing December 09, 2006			1,504,313
2,320,000		Debtor in Possession Revolver, 7.625%, maturing December 09, 2006			2,320,000
		Goodyear Tire & Rubber Company	Ba1	BB
5,500,000		Term Loan, 7.472%, maturing April 30, 2010			5,516,203
		Goodyear Tire & Rubber Company	Ba3	B+
9,400,000		Term Loan, 8.140%, maturing April 30, 2010			9,504,913
		Hertz	Ba1	BB
1,027,778		Term Loan, 5.390%, maturing December 21, 2012			1,035,872
6,922,001		Term Loan, 7.570%—7.620%, maturing December 21, 2012			6,976,512
		Keystone Automotive Operations, Inc.	Ba3	B+
1,117,893		Term Loan, 7.874%—7.890%, maturing October 30, 2009			1,120,688
1,488,750		Term Loan, 7.864%, maturing October 30, 2010			1,491,541
	(2)	Tower (R.J.) Corporation	Ba3	BBB
3,000,000		Debtor In Possession Term Loan, 7.770%, maturing February 02, 2007			2,911,251
		TRW Automotive, Inc.	Ba1	BB+
2,404,041		Term Loan, 7.188%, maturing June 30, 2012			2,401,598
		Vanguard Car Rental USA Holdings, Inc.	Ba3	B+
5,142,500		Term Loan, 8.313%—8.367%, maturing June 14, 2013			5,180,534
					46,037,135
Beverage, Food & Tobacco: 3.1%
		Bolthouse Farms, Inc.	B1	B+
2,481,250		Term Loan, 7.625%, maturing December 16, 2012			2,483,964
		Bumble Bee Foods, LLC	Ba3	B+
1,200,000		Term Loan, 7.121%—7.125%, maturing May 02, 2012			1,200,000
		Commonwealth Brands, Inc.	B1	B+
8,405,250		Term Loan, 7.688%, maturing December 22, 2012			8,471,441
		Constellation Brands	Ba2	BB
416,667		Term Loan, 6.875%—6.938%, maturing June 05, 2013			418,692
		Gate Gourmet Borrower, LLC	B2	B
169,681		Term Loan, 8.117%, maturing March 09, 2012			167,135
554,658		Term Loan, 8.117%, maturing March 09, 2012			561,591
		Golden State Foods	B1	B+
3,900,000		Term Loan, 7.126%, maturing February 28, 2011			3,901,221

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
	Michael Foods	Ba3	B+
$3,632,751	Term Loan, 7.387%—7.553%,
	maturing November 21, 2010			$3,642,589
	Nutro Products, Inc.	Ba3	B
2,167,554	Term Loan, 7.367%, maturing April 26, 2013			2,172,296
	Pierre Foods	Ba2	B+
3,566,667	Term Loan, 7.500%, maturing June 30, 2010			3,577,812
	Reynolds American	Baa2	BBB-
4,987,500	Term Loan, 7.104%—7.188%, maturing May 31, 2012			5,027,245
	Sturm Foods, Inc.	B1	B
1,995,000	Term Loan, 7.625%, maturing May 26, 2011			1,993,753
				33,617,739
Buildings & Real Estate: 5.4%
	Armstrong World Industries, Inc.	Ba2	BB
1,750,000	Term Loan, 7.070%, maturing October 17, 2013			1,753,829
	Atrium Companies, Inc.	B1	B
756,371	Term Loan, 8.125%—8.130%, maturing May 31, 2012			746,917
	Capital Automotive, L.P.	Ba1	BB+
11,163,155	Term Loan, 7.070%, maturing December 16, 2010			11,200,652
	Champion Home Builders Company	B1	B+
875,000	Term Loan, 5.399%, maturing October 31, 2012			866,250
990,000	Term Loan, 7.820%, maturing October 31, 2012			982,575
	Contech Construction Products, Inc.	Ba3	B+
1,737,847	Term Loan, 7.320%—7.380%, maturing January 31, 2013			1,741,650
	Custom Building Products, Inc.	B1	B+
4,952,091	Term Loan, 7.617%, maturing October 29, 2011			4,956,216
	Headwaters, Inc.	Ba3	BB-
3,619,713	Term Loan, 7.380%, maturing April 30, 2011			3,610,664
	Hearthstone Housing Partners II, LLC	NR	NR
4,779,412	Revolver, 7.320%, maturing December 01, 2007			4,767,463
	John Maneely Company	B2	B
923,158	Term Loan, 8.374%, maturing March 24, 2013			937,198
	Lion Gables Realty Limited Partnership	Ba2	BB+
864,477	Term Loan, 7.070%, maturing March 30, 2007			865,918
	LNR Property Corporation	B2	B+
1,200,000	Term Loan, 8.120%, maturing July 12, 2011			1,205,375
	NCI Building Systems, Inc.	Ba1	BB
1,525,739	Term Loan, 6.820%—6.870%, maturing June 18, 2010			1,526,693
	Newkirk Master Limited Partnership	Ba2	BB+
1,229,034	Term Loan, 7.070%, maturing August 11, 2008			1,230,955
959,763	Term Loan, 7.070%, maturing August 11, 2008			961,263
	Nortek, Inc.	Ba2	B
7,016,325	Term Loan, 7.320%, maturing August 27, 2011			7,004,263

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
		PGT Industries, Inc.	B2	B+
$2,123,256		Term Loan, 8.380%,
		maturing February 14, 2012			$2,128,564
		Shea Capital I, LLC	Ba2	BB-
1,000,000		Term Loan, 7.350%, maturing October 27, 2011			985,000
		Stile US Acquisition Corporation	Ba3	BB-
2,904,438		Term Loan, 7.367%—7.380%, maturing April 05, 2013			2,849,526
2,909,386		Term Loan, 7.367%—7.380%, maturing April 05, 2013			2,854,381
		Trustreet Properties, Inc.	Ba3	BB
4,000,000		Term Loan, 8.070%, maturing April 08, 2010			4,010,000
		Yellowstone Development, LLC	B1	BB-
2,356,000		Term Loan, 7.695%, maturing September 30, 2010			2,312,315
					59,497,667
Cargo Transport: 1.9%
		Baker Tanks, Inc.	B2	B
1,980,000		Term Loan, 7.820%, maturing November 22, 2012			1,992,995
		Gainey Corporation	B2	BB-
798,000		Term Loan, 8.140%—8.160%, maturing April 20, 2012			799,496
		Helm Holding Corporation	B2	B+
981,489		Term Loan, 7.820%—7.875%, maturing July 08, 2011			984,557
		Horizon Lines, LLC	Ba2	B
2,443,750		Term Loan, 7.620%, maturing July 07, 2011			2,453,679
		Kenan Advantage Group, Inc.	B3	B+
992,502		Term Loan, 8.367%, maturing December 16, 2011			999,945
	(2)	Neoplan USA Corporation	NR	NR
1,867,500	(3)	Revolver, maturing June 30, 2006			1,867,500
5,306,058	(3)	Term Loan, maturing June 30, 2006			4,457,089
		Pacer International, Inc.	Ba3	BB
694,118		Term Loan, 6.938%, maturing June 10, 2010			692,383
		Railamerica Transportation Corporation	Ba2	BB
361,477		Term Loan, 7.375%, maturing September 29, 2011			362,607
3,057,753		Term Loan, 7.375%, maturing September 29, 2011			3,067,309
		Transport Industries, L.P.	B1	B+
1,206,285		Term Loan, 7.875%, maturing September 30, 2011			1,211,562
		US Shipping Partners, L.P.	B1	B+
1,995,000		Term Loan, 8.867%, maturing March 31, 2012			2,007,469
					20,896,591

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Cellular: 2.6%
	Centennial Communications Corporation	Ba2	B
$10,085,631	Term Loan, 7.617%—7.620%,
	maturing February 09, 2011			$10,171,782
	Cricket Communications, Inc.	B1	B
5,985,000	Term Loan, 8.117%, maturing June 16, 2013			6,041,109
	IWO Holdings	Baa2	BBB+
3,175,000	Floating Rate Note, maturing January 15, 2012			3,238,500
	Ntelos, Inc.	B2	B
4,421,355	Term Loan, 7.570%, maturing August 24, 2011			4,437,935
	Rogers Wireless	Ba2	BB+
2,500,000	Floating Rate Note, 8.515%, maturing December 15, 2010			2,550,000
	Telepak, Inc./Cellular South	Ba3	B+
1,955,000	Term Loan, 7.126%—8.750%, maturing May 04, 2011			1,956,834
				28,396,160
Chemicals, Plastics & Rubber: 11.1%
	Basell	Ba3	B+
833,333	Term Loan, 7.600%, maturing September 07, 2013			843,490
166,667	Term Loan, 7.600%, maturing September 07, 2013			168,698
833,333	Term Loan, 7.600%, maturing September 07, 2014			843,750
166,667	Term Loan, 7.600%, maturing September 07, 2014			168,750
	Brenntag Holding GmbH & Company KG	B2	B
1,178,182	Term Loan, 8.080%, maturing January 17, 2014			1,190,516
3,621,818	Term Loan, 8.080%, maturing January 17, 2014			3,659,735
	Celanese	Ba3	BB-
5,317,018	Term Loan, 7.117%, maturing April 06, 2011			5,333,161
5,625,000	Term Loan, 5.320%, maturing April 06, 2009			5,664,842
	Columbian Chemicals Company	Ba3	BB-
600,000	Term Loan, 7.117%, maturing March 16, 2013			600,000
	Covalence Specialty Materials Corporation	Ba3	B+
1,952,250	Term Loan, 7.375%, maturing May 18, 2013			1,958,962
	Covalence Specialty Materials Corporation	B2	B-
500,000	Term Loan, 8.625%, maturing August 16, 2013			506,979
	Flint Group	NR	NR
936,821	Term Loan, 7.840%, maturing December 31, 2014			941,973
353,279	Term Loan, 7.840%, maturing December 31, 2014			355,222
1,290,100	Term Loan, 8.340%, maturing December 31, 2015			1,303,646
	Georgia Gulf Company	Ba2	BB
1,875,000	Term Loan, 7.320%, maturing October 03, 2013			1,885,883
	Hawkeye Renewables, LLC	B3	NR
3,740,625	Term Loan, 9.320%—9.543%, maturing June 30, 2012			3,628,406

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	Hexion Specialty Chemicals, Inc.	Ba3	B
$5,408,598	Term Loan, 7.875%, maturing May 05, 2013			$5,400,388
1,174,902	Term Loan, 7.870%, maturing May 05, 2013			1,173,118
1,188,000	Term Loan, 7.230%, maturing May 05, 2013			1,186,197
2,500,000	Term Loan, 7.625%—7.688%, maturing May 05, 2013			2,496,205
	Huntsman International, LLC	Ba3	BB-
20,844,399	Term Loan, 7.070%, maturing August 16, 2012			20,847,296
	Ineos US Finance, LLC	Ba3	B+
2,800,000	Term Loan, 7.611%—7.615%, maturing December 16, 2012			2,815,400
3,000,000	Term Loan, 7.611%—7.615%, maturing December 16, 2013			3,029,793
3,000,000	Term Loan, 7.611%—7.615%, maturing December 23, 2014			3,029,793
	Innophos, Inc.	Ba2	B
1,019,318	Term Loan, 7.570%, maturing August 13, 2010			1,023,141
	ISP Chemco, Inc.	Ba3	BB-
3,482,500	Term Loan, 7.375%—7.625%, maturing February 16, 2013			3,490,120
	JohnsonDiversey, Inc.	Ba2	B+
508,666	Term Loan, 7.870%, maturing December 16, 2010			512,005
2,672,031	Term Loan, 7.870%, maturing December 16, 2011			2,696,665
	Kraton Polymers, LLC	Ba3	B+
1,791,000	Term Loan, 7.375%, maturing May 12, 2013			1,796,597
	Lucite International US Finco, Ltd.	B1	B+
710,052	Term Loan, 8.070%, maturing July 07, 2013			717,449
	Lyondell Chemical Company	Ba2	BB
3,491,250	Term Loan, 7.121%, maturing August 16, 2013			3,508,161
	Nalco Company	Ba2	BB-
13,263,717	Term Loan, 7.070%—7.300%, maturing November 04, 2010			13,316,852
	Northeast Biofuels, LLC	B1	B+
1,268,293	Term Loan, 8.682%, maturing June 30, 2013			1,273,049
	Polypore, Inc.	Ba3	B
6,971,824	Term Loan, 8.320%, maturing November 12, 2011			7,024,113
	PQ Corporation	Ba2	B+
2,462,500	Term Loan, 7.375%, maturing February 10, 2012			2,472,761
	Ripplewood Phosphorus, LLC	Ba3	B
1,996,678	Term Loan, 8.620%, maturing July 20, 2011			1,994,182
	Rockwood Specialties Group, Inc.	Ba2	B+
9,875,625	Term Loan, 7.376%, maturing December 13, 2013			9,929,941
	Vertellus Specialties, Inc.	B3	B+
2,369,063	Term Loan, 8.610%—8.620%, maturing March 31, 2013			2,383,869
				121,171,108

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: 4.8%
		Bluegrass Container Company	Ba3	BB-
	$1,200,778	Term Loan, 7.570%—7.617%,
		maturing June 30, 2013			$1,212,636
		Boise Cascade, LLC	Ba2	BB
	4,094,702	Term Loan, 7.094%—7.125%, maturing October 29, 2011			4,115,688
		Graham Packaging Company	B1	B
	14,280,860	Term Loan, 7.625%—7.875%, maturing October 07, 2011			14,352,264
		Graphic Packaging International, Inc.	Ba2	B+
	9,653,154	Term Loan, 7.820%—8.140%, maturing August 08, 2010			9,776,406
		Owens-Illinois	Ba2	BB-
	2,843,750	Term Loan, 6.820%, maturing April 01, 2008			2,848,727
EUR	2,250,000	Term Loan, 4.896%, maturing May 23, 2013			2,964,612
		Pro Mach, Inc.	B1	B
	$2,487,500	Term Loan, 7.620%,
		maturing December 01, 2011			2,506,156
		Smurfit-Stone Container Corporation	Ba1	B+
	6,068,819	Term Loan, 7.625%—7.688%, maturing November 01, 2011			6,116,405
	3,164,817	Term Loan, 7.625%—7.688%, maturing November 01, 2011			3,189,633
		Solo Cup Company	B2	CCC+
	2,025,834	Term Loan, 8.610%—8.624%, maturing February 27, 2011			2,034,697
		Xerium Technologies, Inc.	B1	B+
	3,305,272	Term Loan, 7.617%, maturing May 18, 2012			3,301,140
					52,418,364
Data and Internet Services: 6.2%
		Activant Solutions, Inc.	B1	B
	956,538	Term Loan, 7.375%, maturing May 01, 2013			950,262
		Acxiom Corporation	Ba2	BB
	2,000,000	Term Loan, 7.070%—7.140%, maturing September 15, 2012			2,008,750
		Carlson Wagonlit Holdings, B.V.	Ba3	B+
	2,750,000	Term Loan, 7.876%, maturing August 03, 2012			2,758,165
		Dealer Computer Services, Inc.	Ba2	BB-
	11,000,000	Term Loan, 7.820%, maturing October 26, 2012			11,063,019
		Dealer Computer Services, Inc.	B3	B
	2,375,000	Term Loan, 10.820%, maturing October 26, 2013			2,404,688
		iPayment, Inc.	B1	B
	2,985,000	Term Loan, 7.320%—7.370%, maturing May 10, 2013			2,983,134
		JDA Software Group, Inc.	B1	B+
	1,200,000	Term Loan, 7.618%—7.839%, maturing July 05, 2013			1,206,000
		Open Text Corporation	Ba3	BB-
	1,750,000	Term Loan, 7.900%, maturing September 22, 2013			1,758,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	Sungard Data Systems, Inc.	Ba3	B+
$28,607,651	Term Loan, 7.875%,
	maturing February 11, 2013			$28,853,505
	TDS Investor Corporation	Ba3	B+
289,971	Term Loan, 8.347%, maturing August 23, 2013			290,930
2,960,029	Term Loan, 8.367%, maturing August 23, 2013			2,969,808
	Transaction Network Services, Inc.	Ba3	BB-
3,088,853	Term Loan, 7.391%, maturing May 04, 2012			3,088,853
	Transfirst Holdings, Inc.	B1	B+
872,813	Term Loan, 7.870%, maturing August 15, 2012			877,177
	Verifone, Inc.	B1	BB-
2,250,000	Term Loan, 7.120%, maturing October 30, 2013			2,257,736
	Worldspan, L.P.	Ba3	B
4,589,759	Term Loan, 8.125%—8.188%, maturing February 11, 2010			4,589,759
				68,060,536
Diversified / Conglomerate Manufacturing: 4.8%
	Aearo Technologies, Inc.	B1	B
1,592,000	Term Loan, 7.867%, maturing March 24, 2013			1,606,261
	Aearo Technologies, Inc.	Caa1	CCC+
1,200,000	Term Loan, 11.867%, maturing September 24, 2013			1,218,000
	Axia, Inc.	B2	B
1,488,750	Term Loan, 8.620%, maturing December 21, 2012			1,477,584
	Brand Services, Inc.	Ba3	B
3,102,021	Term Loan, 7.600%—7.617%, maturing January 15, 2012			3,107,837
	Chart Industries, Inc.	Ba2	B+
2,000,001	Term Loan, 7.375%—7.438%, maturing October 17, 2012			2,006,877
	Cinram International, Inc.	B1	BB-
3,990,000	Term Loan, 7.118%, maturing May 05, 2011			3,938,629
	Dayco Products, LLC	Ba3	BB-
498,750	Term Loan, 7.830%—8.100%, maturing June 21, 2011			497,295
	Dresser, Inc.	B1	B
1,949,045	Term Loan, 8.125%, maturing October 31, 2013			1,963,662
	Dresser-Rand Group, Inc.	Ba1	BB-
421,419	Term Loan, 7.360%—7.618%, maturing October 29, 2007			424,053
	Flowserve Corporation	Ba2	BB-
3,745,100	Term Loan, 6.875%—6.938%, maturing August 10, 2012			3,745,100
	Generac Power Systems, Inc.	B1	B
4,500,000	Term Loan, 7.820%, maturing November 06, 2013			4,519,688
	Generac Power Systems, Inc.	Caa1	CCC+
1,000,000	Term Loan, 11.320%, maturing May 06, 2014			1,006,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
		Gentek Holding Corporation	B1	B+
	$2,336,282	Term Loan, 7.320%—7.440%,
		maturing February 28, 2011			$2,348,694
		Goodman Global Holdings, Inc.	Ba2	B+
	1,764,286	Term Loan, 7.188%, maturing December 23, 2011			1,765,021
		Mueller Group, Inc.	Ba3	BB-
	7,559,440	Term Loan, 7.367%—7.618%, maturing October 03, 2012			7,605,114
		Norcross Safety Products, LLC	Ba1	BB-
	987,337	Term Loan, 7.513%—9.250%, maturing June 30, 2012			990,115
		Prysmian, S.R.L.	NR	NR
EUR	1,200,000	Term Loan, 5.785%, maturing August 13, 2014			1,598,665
EUR	300,000	Term Loan, 6.285%, maturing August 31, 2015			401,455
		Rexnord Corporation/RBS Global, Inc.	Ba2	B+
	$2,375,000	Term Loan, 7.875%—7.938%,
		maturing July 19, 2013			2,385,395
		Sensata Technologies	B1	BB-
	4,189,500	Term Loan, 7.100%—7.130%, maturing April 27, 2013			4,164,480
		Sensus Metering Systems, Inc.	Ba3	B+
	1,582,609	Term Loan, 7.371%—7.583%, maturing December 17, 2010			1,582,609
	210,217	Term Loan, 7.371%—7.583%, maturing December 17, 2010			210,217
		Springs Window Fashions	Ba3	B+
	992,500	Term Loan, 8.125%, maturing December 30, 2012			999,323
		Textron Fastening Systems	B1	B+
	500,000	Term Loan, 8.890%—8.921%, maturing August 11, 2013			503,750
		Walter Industries, Inc.	Ba2	B+
	1,108,160	Term Loan, 7.117%—7.120%, maturing October 03, 2012			1,111,346
		Waterpik	B1	BB-
	1,353,470	Term Loan, 7.620%, maturing June 30, 2013			1,354,316
					52,532,361
Diversified / Conglomerate Service: 6.5%
		Affinion Group	Ba3	B+
	3,511,628	Term Loan, 8.070%—8.123%, maturing October 17, 2012			3,535,223
		Alixpartners, LLP	B1	BB-
	2,675,000	Term Loan, 7.880%, maturing October 12, 2013			2,692,834
		CCC Information Services Group, Inc.	B1	B
	1,000,000	Term Loan, 7.870%, maturing February 10, 2013			1,005,208
		Fidelity National Information Solutions, Inc.	Ba1	BB+
	25,501,031	Term Loan, 7.070%, maturing March 09, 2013			25,536,452

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
	Iron Mountain, Inc.	Ba2	BB-
$5,460,000	Term Loan, 7.094%, maturing April 02, 2011			$5,475,927
2,234,680	Term Loan, 7.125%, maturing April 02, 2011			2,240,267
	Mitchell International, Inc.	B1	B+
642,317	Term Loan, 7.370%, maturing August 15, 2011			644,726
	US Investigations Services, Inc.	B1	B+
4,439,693	Term Loan, 7.890%, maturing October 14, 2012			4,461,891
	Valleycrest Companies, LLC	B1	B+
1,250,000	Term Loan, 7.820%, maturing October 04, 2013			1,262,891
	Vertafore, Inc.	B1	B+
1,064,077	Term Loan, 7.820%—7.870%, maturing January 31, 2012			1,069,397
	West Corporation	Ba3	B+
23,750,000	Term Loan, 8.070%, maturing October 25, 2013			23,730,905
				71,655,721
Diversified Natural Resources, Precious Metals & Minerals: 3.2%
	Georgia Pacific Corporation	Ba2	BB-
32,157,000	Term Loan, 7.367%—7.390%, maturing December 20, 2012			32,263,086
	Georgia Pacific Corporation	Ba3	B+
3,250,000	Term Loan, 8.390%, maturing December 20, 2013			3,263,647
				35,526,733
Ecological: 1.5%
	Allied Waste North America, Inc.	Ba3	BB
7,118,482	Term Loan, 7.120%—7.210%, maturing January 15, 2012			7,117,799
3,158,897	Term Loan, 7.270%, maturing January 15, 2012			3,159,389
	Envirosolutions Real Property Holdings, Inc.	B1	B-
2,750,000	Term Loan, 8.902%—8.920%, maturing July 07, 2012			2,770,625
	IESI Corporation	Ba3	BB
1,800,000	Term Loan, 7.121%—7.127%, maturing January 14, 2012			1,802,813
	Wastequip, Inc.	B1	B
1,525,922	Term Loan, 7.599%, maturing July 15, 2011			1,529,737
				16,380,363
Electronics: 4.2%
	Advance Micro Devices	Ba3	BB-
17,996,494	Term Loan, 7.620%, maturing October 22, 2013			18,086,476
	Decision One	NR	NR
1,561,030	Term Loan, 12.000%, maturing April 15, 2010			1,561,030
	Eastman Kodak	Ba3	B+
4,802,189	Term Loan, 7.570%—7.640%, maturing October 18, 2012			4,816,735

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
	$2,107,072	Term Loan, 7.570%,
		maturing October 18, 2012			$2,112,668
		Freescale Semiconductor, Inc.	Baa3	BB
	6,000,000	Term Loan, maturing November 28, 2013			6,000,000
		NXP (Philips Semiconductor)	Ba2	BB+
	1,750,000	Floating Rate Note, 10.868%, maturing October 15, 2013			1,776,250
EUR	1,500,000	Floating Rate Note, 6.214%,
		maturing October 15, 2013			2,019,569
		On Semiconductor	Ba3	B+
	$4,814,198	Term Loan, 7.617%,
		maturing December 15, 2011			4,829,242
		Sanminia-SCI	Ba2	BB-
	1,750,000	Term Loan, 7.938%, maturing January 31, 2008			1,755,906
		Serena Software, Inc.	B1	B
	2,438,906	Term Loan, 7.618%, maturing March 11, 2013			2,441,650
		SI International, Inc.	Ba3	B+
	946,029	Term Loan, 7.320%—7.460%, maturing February 09, 2011			947,212
					46,346,738
Finance: 1.7%
		LPL Holdings, Inc.	B2	B
	4,962,500	Term Loan, 7.880%—8.367%, maturing June 28, 2013			5,007,475
		Nasdaq Stock Market, Inc.	Ba3	BB+
	4,026,808	Term Loan, 7.070%—7.117%, maturing April 18, 2012			4,029,325
	2,334,247	Term Loan, 7.070%—7.117%, maturing April 18, 2012			2,335,706
		Rent-A-Center, Inc.	Ba2	BB
	2,625,000	Term Loan, 7.130%, maturing June 30, 2012			2,630,331
		TD Ameritrade Holding Corporation	Ba1	BB
	4,439,819	Term Loan, 6.820%, maturing December 31, 2012			4,437,737
					18,440,574
Foreign Cable, Foreign TV, Radio and Equipment: 3.4%
		Casema Bidco (Serpering Investments, B.V.)	NR	NR
EUR	548,444	Term Loan, 6.173%,
		maturing October 31, 2015			733,526
EUR	284,889	Term Loan, 6.173%,
		maturing October 31, 2015			378,869
EUR	833,333	Term Loan, 6.673%,
		maturing October 31, 2015			1,113,755
		ENO France	NR	NR
EUR	4,000,000	Term Loan, 5.865%, maturing June 06, 2014			5,229,377
		NTL Investment Holdings Limited	Ba3	BB-
GBP	4,715,588	Term Loan, 7.447%,
		maturing September 03, 2012			9,266,872

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
GBP	4,034,412	Term Loan, 7.447%,
		maturing September 03, 2012			$7,928,254
		P7S1 Holding II, S.A.R.L. (German Media Partners)	NR	B+
EUR	5,000,000	Term Loan, 7.382%, maturing July 08, 2011			6,645,643
		UPC Financing Partnership	B1	B
EUR	1,943,333	Term Loan, 5.507%, maturing March 12, 2013			2,584,475
EUR	2,200,000	Term Loan, 5.507%,
		maturing December 31, 2013			2,926,185
					36,806,956
Gaming: 5.2%
		Ameristar Casinos, Inc.	Ba3	BB+
	$1,235,000	Term Loan, 6.820%,
		maturing November 10, 2012			1,235,926
		Boyd Gaming Corporation	Ba1	BB
	3,610,765	Term Loan, 6.867%, maturing June 30, 2011			3,615,221
		CCM Merger, Inc. (a.k.a. Motorcity Casino)	Ba3	B
	5,432,491	Term Loan, 7.367%—7.390%, maturing July 13, 2012			5,433,170
		Green Valley Ranch Gaming, LLC	NR	NR
	250,000	Revolver, 6.992%—7.015%, maturing December 23, 2008			249,375
	2,441,512	Term Loan, 7.367%, maturing December 17, 2011			2,441,132
		Greenwood Racing, Inc.	B2	B+
	1,500,000	Term Loan, maturing November 13, 2011			1,506,563
		Herbst Gaming, Inc.	Ba1	B+
	985,000	Term Loan, 7.367%—7.372%, maturing January 31, 2011			986,231
		Isle Of Capri Black Hawk, LLC	B1	B+
	1,320,000	Term Loan, 7.350%—7.390%, maturing October 24, 2011			1,320,825
		Isle Of Capri Casinos, Inc.	Ba1	BB-
	987,500	Term Loan, 7.117%, maturing February 04, 2011			990,709
	1,473,750	Term Loan, 7.117%—7.322%, maturing February 04, 2011			1,478,540
		Opbiz, LLC	B2	CCC+
	7,203,590	Term Loan, 6.838%, maturing August 31, 2010			7,242,612
	19,695	Term Loan, 9.537%, maturing August 31, 2010			19,802
		Penn National Gaming, Inc.	Ba2	BB
	13,365,000	Term Loan, 7.120%—7.150%, maturing October 03, 2012			13,442,691
		Ruffin Gaming, LLC	NR	NR
	1,485,376	Term Loan, 7.625%, maturing June 28, 2008			1,494,660
		Trump Entertainment Resorts Holdings, L.P.	Ba3	BB-
	1,728,125	Term Loan, 8.030%, maturing May 20, 2012			1,740,816
		Venetian Casino Resort, LLC	Ba2	BB-
	9,119,658	Term Loan, 7.120%, maturing June 15, 2011			9,161,307
	1,880,342	Term Loan, 7.120%, maturing June 15, 2011			1,888,929

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
	Venetian Macao	B1	BB-
$1,200,000	Term Loan, 8.120%, maturing May 26, 2013			$1,208,100
	Yonkers Racing Corporation	B3	B
1,251,048	Term Loan, 8.820%, maturing August 12, 2011			1,266,686
748,952	Term Loan, 8.820%, maturing August 12, 2011			758,314
				57,481,609
Grocery: 0.8%
	Roundy's Supermarkets, Inc.	Ba3	B+
4,962,500	Term Loan, 8.380%—8.390%, maturing November 03, 2011			5,009,644
	Supervalu	Ba3	BB-
3,980,000	Term Loan, 7.188%, maturing June 02, 2012			3,991,518
				9,001,162
Healthcare, Education and Childcare: 14.7%
	Accellent, Inc.	Ba3	BB-
1,985,000	Term Loan, 6.820%, maturing November 22, 2012			1,985,000
	AGA Medical Corporation	B1	B+
1,832,209	Term Loan, 7.620%, maturing April 28, 2013			1,831,064
	Ameripath, Inc.	Ba2	BB-
497,500	Term Loan, 7.390%, maturing October 31, 2012			497,998
	AMN Healthcare, Inc.	Ba2	BB-
740,596	Term Loan, 7.117%, maturing November 02, 2011			743,142
	Block Vision Holdings Corporation	NR	NR
13,365	Term Loan, 13.000%, maturing July 30, 2007			—
	Capella Healthcare, Inc.	B2	B
2,977,500	Term Loan, 8.367%, maturing November 30, 2012			2,995,180
	CCS Medical	B3	B
4,466,250	Term Loan, 8.620%, maturing September 30, 2012			4,334,656
	CHS/Community Health Systems, Inc.	Ba3	BB-
14,591,301	Term Loan, 7.070%—7.120%, maturing August 19, 2011			14,612,152
	Compsych Investments Corporation	NR	NR
1,481,222	Term Loan, 8.070%—8.120%, maturing April 20, 2012			1,488,628
	Concentra Operating Corporation	Ba2	B+
4,662,082	Term Loan, 7.380%—7.620%, maturing September 30, 2011			4,679,565
	CRC Health Corporation	Ba3	B
1,471,711	Term Loan, maturing February 06, 2013			1,476,310
1,492,500	Term Loan, 7.617%, maturing February 06, 2013			1,497,164
	Davita, Inc.	Ba2	BB-
19,405,796	Term Loan, 7.320%—7.690%, maturing October 05, 2012			19,505,425

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		DJ Orthopedics, LLC	Ba3	BB-
	$1,132,286	Term Loan, 6.875%, maturing April 07, 2013			$1,131,578
		Education Management Corporation	B2	B
	5,985,000	Term Loan, 7.875%, maturing June 01, 2013			6,027,643
		Emdeon Business Services, LLC	B1	B+
	2,500,000	Term Loan, maturing November 30, 2013			2,507,033
		EMSC, L.P.	Ba2	B+
	3,243,549	Term Loan, 7.376%—7.386%, maturing February 10, 2012			3,249,630
		Encore Medical IHC, Inc.	Ba3	B
	1,750,000	Term Loan, 7.870%, maturing November 03, 2013			1,753,281
		Fresenius Medical Care Holdings, Inc.	Ba2	BB
	4,079,500	Term Loan, 6.742%—6.765%, maturing March 31, 2013			4,058,535
		Gentiva Health Services, Inc.	Ba3	B+
	2,821,622	Term Loan, 7.570%—7.890%, maturing March 31, 2013			2,829,999
Golden Gate National Senior Care		Holdings, LLC (fka Beverley Enterprises)	Ba3	B+
	1,194,000	Term Loan, 8.117%—8.124%, maturing March 14, 2011			1,202,582
		HCA, Inc.	Ba3	BB
EUR	1,500,000	Term Loan, 5.956%,
		maturing December 31, 2013			2,013,152
	$20,000,000	Term Loan, 8.086%,
		maturing December 31, 2013			20,148,860
		Healthsouth Corporation	B2	B+
	2,629,773	Term Loan, 8.620%, maturing March 10, 2013			2,642,556
		Iasis Healthcare, LLC	Ba2	B+
	6,798,776	Term Loan, 7.617%—7.620%, maturing June 22, 2011			6,839,568
		Lifepoint Hospitals, Inc.	Ba3	BB
	10,180,938	Term Loan, 6.945%, maturing April 15, 2012			10,136,396
		Multiplan, Inc.	B2	B+
	1,500,235	Term Loan, 7.820%, maturing April 12, 2013			1,498,986
		National Mentor, Inc.	B1	B
	76,667	Term Loan, 7.840%, maturing June 29, 2013			77,170
	1,253,525	Term Loan, 7.870%—7.880%, maturing June 29, 2013			1,261,752
		Orthofix International/Colgate Medical	Ba3	BB-
	2,000,000	Term Loan, 7.120%, maturing September 22, 2013			2,004,376
		Per-Se Technologies, Inc.	Ba3	B+
	2,212,644	Term Loan, 7.570%, maturing January 06, 2013			2,216,447
		Quintiles Transnational Corporation	B1	BB-
	2,636,750	Term Loan, 7.370%, maturing March 31, 2013			2,636,750
		Radiation Therapy Services, Inc.	B1	BB-
	1,934,646	Term Loan, 7.117%—8.750%, maturing December 16, 2012			1,932,833

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
	Radnet Management, Inc.	B1	B
$2,000,000	Term Loan, 10.250%,
	maturing October 01, 2012			$2,005,000
	Renal Advantage, Inc.	NR	B+
4,043,754	Term Loan, 7.890%, maturing October 06, 2012			4,074,082
	Rural/Metro Operating Company, LLC	Ba2	B
519,127	Term Loan, 5.170%, maturing March 04, 2011			521,398
1,176,469	Term Loan, 7.609%—7.620%, maturing March 04, 2011			1,181,616
	Select Medical Corporation	Ba1	BB-
2,462,500	Term Loan, 7.070%—9.000%, maturing February 24, 2012			2,418,791
	Sheridan Healthcare, Inc.	B2	B+
1,500,000	Term Loan, 8.350%—8.376%, maturing November 09, 2012			1,514,063
	Sterigenics International, Inc.	B2	B+
2,000,000	Term Loan, maturing November 01, 2013			2,006,876
	Team Health, Inc.	B1	B+
2,068,409	Term Loan, 7.820%—7.871%, maturing November 23, 2012			2,077,458
	Vanguard Health Holdings Company II, LLC	Ba3	B
9,931,955	Term Loan, 7.868%, maturing September 23, 2011			9,953,686
	Ventiv Health, Inc.	Ba2	BB-
705,958	Term Loan, 6.867%, maturing October 05, 2011			703,311
	VWR International, Inc.	Ba3	B+
3,260,959	Term Loan, 7.630%, maturing April 07, 2011			3,272,170
				161,543,862
Home & Office Furnishings: 1.2%
	Buhrmann US, Inc.	Ba3	BB-
3,895,338	Term Loan, 7.120%—7.140%, maturing December 23, 2010			3,902,641
	National Bedding Company	Ba3	BB-
2,221,875	Term Loan, 7.350%—7.390%, maturing August 31, 2011			2,228,541
	Simmons Company	Ba3	BB-
7,166,516	Term Loan, 6.875%—7.625%, maturing December 19, 2011			7,220,265
				13,351,447
Insurance: 1.2%
	Applied Systems, Inc.	B1	B-
2,000,000	Term Loan, 7.070%—7.140%, maturing September 26, 2013			2,010,626
	Concord RE	Ba2	BB+
875,000	Term Loan, 5.399%, maturing February 29, 2012			888,125

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Insurance: (continued)
	Conseco, Inc.	Ba3	BB-
$5,500,000	Term Loan, 7.320%,
	maturing October 10, 2013			$5,510,313
	Crawford & Company	B1	BB-
3,250,000	Term Loan, 7.860%, maturing October 30, 2013			3,268,281
	Swett & Crawford	B1	B+
1,492,500	Term Loan, 7.617%, maturing November 16, 2011			1,503,694
				13,181,039
Leisure, Amusement, Entertainment: 8.5%
	24 Hour Fitness Worldwide, Inc .	Ba3	B
3,233,750	Term Loan, 7.870%—8.120%, maturing June 08, 2012			3,262,045
	AMF Bowling Worldwide, Inc.	Ba2	B
878,046	Term Loan, 8.369%—8.619%, maturing August 27, 2009			884,082
	Cedar Fair, L.P.	Ba3	BB-
7,977,500	Term Loan, 7.867%, maturing August 30, 2012			8,055,616
	Cinemark USA, Inc.	Ba2	B
3,750,000	Term Loan, 7.320%—7.380%, maturing October 05, 2013			3,768,491
	Easton-Bell Sports, Inc.	Ba3	B+
995,000	Term Loan, 7.070%—7.110%, maturing March 16, 2012			995,725
	Hallmark Entertainment, LLC	B1	B
1,750,000	Term Loan, 8.320%, maturing December 31, 2011			1,748,906
	HIT Entertainment, Inc.	Ba3	B
3,382,500	Term Loan, 7.620%, maturing March 20, 2012			3,407,869
	Kerasotes Showplace Theater, LLC	B1	B-
150,000	Revolver, 7.625%—9.250%, maturing October 31, 2010			149,250
	Lodgenet Entertainment Corporation	Ba1	B+
2,304,120	Term Loan, 7.617%, maturing August 29, 2008			2,309,880
London Arena & Waterfront	Finance, LLC (a.k.a. "The O2")	Ba3	B
796,000	Term Loan, 8.890%, maturing March 08, 2012			802,965
	Metro-Goldwyn-Mayer, Inc.	Ba3	B+
8,095,238	Term Loan, 8.617%, maturing April 08, 2011			8,006,417
33,332,500	Term Loan, 8.617%, maturing April 08, 2012			32,973,876
	Panavision, Inc.	Ba3	B
995,000	Term Loan, 8.320%—8.376%, maturing March 30, 2011			1,002,463
	Pure Fishing, Inc.	Ba3	B
2,800,650	Term Loan, 8.620%—8.860%, maturing September 30, 2010			2,793,648
	Six Flags Theme Parks, Inc.	Ba3	B-
2,372,388	Term Loan, 8.610%—8.870%, maturing June 30, 2009			2,402,971

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
	Universal City Development Partners	Ba1	BB-
$4,627,273	Term Loan, 7.350%—7.380%,
	maturing June 09, 2011			$4,647,517
	Warner Music Group	Ba2	BB-
16,161,623	Term Loan, 7.370%—7.409%, maturing February 28, 2011			16,236,371
				93,448,092
Lodging: 1.5%
	Hotel Del Coronado	NR	NR
16,400,000	Term Loan, 7.070%, maturing January 09, 2008			16,400,000
				16,400,000
Machinery: 1.3%
	Alliance Laundry Systems, LLC	Ba3	B
2,971,277	Term Loan, 7.570%, maturing January 27, 2012			2,987,063
	Enersys Capital, Inc.	Ba2	BB
4,180,398	Term Loan, 7.368%—7.594%, maturing March 17, 2011			4,206,526
	Maxim Crane Works, L.P.	B1	BB-
2,457,993	Term Loan, 7.320%—9.250%, maturing January 25, 2010			2,467,210
	United Rentals, Inc.	Ba1	BB-
4,563,889	Term Loan, 7.320%, maturing February 14, 2011			4,588,611
				14,249,410
Mining, Steel, Iron & Nonprecious Metals: 1.5%
	Alpha Natural Resources	B1	BB-
661,667	Term Loan, 7.117%, maturing October 26, 2012			662,804
	Carmeuse Lime, Inc.	NR	NR
1,834,100	Term Loan, 7.188%, maturing May 02, 2011			1,834,100
	Excel Mining Systems, Inc.	B1	B-
2,000,000	Term Loan, 8.320%, maturing October 20, 2013			2,007,500
	Longyear Holdings, Inc.	B1	B-
398,734	Term Loan, 8.626%, maturing October 06, 2012			401,642
370,253	Term Loan, 8.610%, maturing October 06, 2012			372,953
3,731,013	Term Loan, 8.610%, maturing October 06, 2012			3,758,219
	Novelis	Ba2	BB-
1,989,941	Term Loan, 7.620%, maturing January 07, 2012			1,997,093
3,456,213	Term Loan, 7.620%, maturing January 07, 2012			3,468,635
	Oglebay Norton Company	B1	B+
1,600,000	Term Loan, 7.870%—9.750%, maturing July 31, 2011			1,619,000
				16,121,946

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: 19.2%
		Atlantic Broadband	B1	B
$1,990,000		Term Loan, 8.140%, maturing August 04, 2012			$2,017,363
		Bragg Communications, Inc.	B1	NR
2,443,750		Term Loan, 7.120%, maturing August 31, 2011			2,446,805
		Bresnan Communications, LLC	B1	B+
2,750,000		Term Loan, 7.120%—7.150%, maturing September 29, 2013			2,746,906
		Bresnan Communications, LLC	B3	B-
1,000,000		Term Loan, 9.870%—9.900%, maturing March 29, 2014			1,023,333
	(2)	Century Cable Holdings LLC	Caa1	NR
1,230,000		Revolver, 9.250%, maturing March 31, 2009			1,194,198
8,000,000		Term Loan, 10.250%, maturing December 31, 2009			7,820,000
21,357,940		Term Loan, 10.250%, maturing June 30, 2009			20,913,695
		Cequel Communications II, LLC	NR	NR
3,850,000		Term Loan, 10.360%, maturing October 30, 2007			3,857,219
		Cequel Communications, LLC	B1	B+
17,150,000		Term Loan, 7.620%, maturing November 05, 2013			17,127,225
		Cequel Communications, LLC	Caa1	B-
525,000		Term Loan, 9.876%, maturing May 05, 2014			524,016
		Charter Communications Operating, LLC	B1	B
53,500,000		Term Loan, 8.005%, maturing April 28, 2013			53,934,688
		CSC Holdings, Inc. (Cablevision)	Ba2	BB
23,283,000		Term Loan, 7.110%—7.126%, maturing March 29, 2013			23,270,381
1,000,000		Term Loan, 7.870%, maturing February 24, 2012			997,395
		Insight Midwest Holdings, LLC	Ba3	BB-
9,500,000		Term Loan, 7.610%, maturing September 30, 2013			9,559,964
		Knology, Inc.	Ba3	NR
2,138,518		Term Loan, 7.867%—7.876%, maturing June 29, 2010			2,150,548
		Mediacom Broadband, LLC	Ba3	BB-
10,890,000		Term Loan, 6.820%—7.120%, maturing January 31, 2015			10,850,861
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 9.500%, maturing June 30, 2010			7,328,318
21,000,000		Term Loan, 10.250%, maturing September 30, 2010			20,566,875
		Patriot Media & Communications, LLC	Ba3	B+
2,577,778		Term Loan, 7.570%—7.620%, maturing March 31, 2013			2,595,500
		Patriot Media & Communications, LLC	B3	B
1,000,000		Term Loan, 10.500%, maturing October 04, 2013			1,016,250

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
		Persona Communications, Inc.	Ba3	B+
$310,000		Term Loan, 8.123%,
		maturing October 12, 2013			$311,938
		San Juan Cable, LLC	B1	B+
1,738,741		Term Loan, 7.391%, maturing October 31, 2012			1,741,730
	(2)	UCA Hilton Head	Caa1	NR
7,000,000		Revolver, 9.500%, maturing September 30, 2007			6,797,294
8,500,000		Term Loan, 9.500%, maturing March 31, 2008			8,298,125
		WideOpenWest Finance, LLC	B1	B
1,000,000		Term Loan, 7.620%—7.650%, maturing May 01, 2014			1,002,321
					210,092,948
Oil & Gas: 8.5%
		Alon USA	B1	BB-
221,667		Term Loan, 7.620%—7.876%, maturing June 22, 2013			222,983
1,773,333		Term Loan, 7.620%—7.876%, maturing June 22, 2013			1,783,863
		CDX Funding, LLC	NR	NR
2,000,000		Term Loan, 10.617%, maturing March 31, 2013			2,035,000
		Coffeyville Resources, LLC	Ba3	BB-
1,000,000		Term Loan, 7.870%, maturing June 24, 2012			1,005,250
1,481,344		Term Loan, 7.625%—9.500%, maturing July 08, 2012			1,489,121
		Complete Production Services	B2	B+
2,970,000		Term Loan, 7.820%, maturing September 12, 2012			2,982,994
		CR Gas Storage	Ba3	BB-
424,242		Term Loan, 7.140%, maturing May 13, 2011			424,640
2,322,197		Term Loan, 7.140%—7.171%, maturing May 12, 2013			2,322,197
296,970		Term Loan, 8.250%, maturing May 12, 2011			297,248
443,227		Term Loan, 7.140%—7.171%, maturing May 12, 2013			443,227
		El Paso Corporation	Ba3	B+
6,250,000		Term Loan, 8.720%, maturing August 01, 2011			6,290,525
		Epco Holdings, Inc.	Ba2	B+
11,632,500		Term Loan, 7.320%—7.374%, maturing August 18, 2010			11,697,933
		Helix Energy Solutions Group, Inc.	B1	BB
5,186,922		Term Loan, 7.320%—7.640%, maturing July 01, 2013			5,195,258
		J. Ray Mcdermott, S.A.	Ba3	B+
3,000,000		Term Loan, 7.770%, maturing June 06, 2012			3,037,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
		Key Energy	NR	NR
	$4,466,250	Term Loan, 7.820%—7.870%,
		maturing June 30, 2012			$4,482,998
		Magellan Midstream Holdings, L.P.	Ba3	BB-
	1,746,723	Term Loan, 7.390%, maturing June 30, 2012			1,757,640
		MEG Energy	NR	NR
	2,786,000	Term Loan, 7.375%, maturing April 03, 2013			2,793,960
	5,500,000	Term Loan, 10.120%, maturing September 29, 2013			5,486,250
		Opti Canada, Inc.	Ba3	BB+
	3,000,000	Term Loan, 7.070%—7.100%, maturing May 17, 2013			3,000,750
		Regency Gas Services, L.P.	B1	B+
	2,000,000	Term Loan, 10.250%, maturing August 15, 2013			2,003,438
		Semcrude, L.P.	Ba2	NR
	5,197,769	Term Loan, 7.570%, maturing March 16, 2011			5,230,256
	3,626,061	Term Loan, 7.640%, maturing March 16, 2011			3,648,724
		Targa Resources, Inc.	B1	B+
	6,500,000	Term Loan, 7.617%, maturing October 31, 2007			6,507,618
	1,000,000	Term Loan, 7.742%, maturing October 31, 2012			1,004,375
	7,696,452	Term Loan, 7.617%—7.626%, maturing October 31, 2012			7,730,124
		Venoco, Inc.	Caa1	B-
	2,000,000	Term Loan, 9.875%—10.000%, maturing March 30, 2009			2,012,500
		Vulcan Energy Corporation	Ba2	BB
	4,840,471	Term Loan, 6.871%—6.875%, maturing August 12, 2011			4,849,547
		W&T Offshore, Inc.	B1	B+
	2,900,000	Term Loan, 7.570%, maturing May 26, 2010			2,916,916
					92,652,835
Other Broadcasting and Entertainment: 1.9%
		Deluxe, Inc.	B1	B
	1,844,143	Term Loan, 8.367%, maturing January 28, 2011			1,858,743
		DirecTV Holdings, LLC	Baa3	BB
	9,949,622	Term Loan, 6.820%, maturing April 13, 2013			9,966,865
		VNU	B1	B+
	9,000,000	Term Loan, 8.125%, maturing August 09, 2013			9,038,754
					20,864,362
Other Telecommunications: 4.4%
		Asurion Corporation	B1	B
	6,235,793	Term Loan, 8.320%, maturing July 13, 2012			6,265,026
		Asurion Corporation	B3	CCC+
	500,000	Term Loan, 9.500%, maturing January 13, 2013			507,813
		BCM Ireland Holdings, Ltd.	Ba3	B+
EUR	2,083,333	Term Loan, 5.933%,
		maturing September 30, 2015			2,760,365

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
EUR	2,083,333	Term Loan, 6.308%,
		maturing September 30, 2015			$2,784,571
		Cavalier Telephone	B2	B
	$1,990,000	Term Loan, 9.870%, maturing March 24, 2012			2,002,438
		Choice One Communications, Inc. (a.k.a. Trilogy)	Ba3	B
	3,000,000	Term Loan, 9.375%, maturing June 30, 2012			3,044,064
		Cincinnati Bell, Inc.	Ba2	B+
	3,465,000	Term Loan, 6.820%—7.028%, maturing August 31, 2012			3,463,919
		Consolidated Communications	Ba3	BB-
	2,452,170	Term Loan, 7.367%—7.373%, maturing October 14, 2011			2,455,235
		Fairpoint Communications, Inc.	B1	BB-
	2,000,000	Term Loan, 7.125%, maturing February 08, 2012			1,995,938
		Iowa Telecommunications Services, Inc.	Ba3	BB-
	4,250,000	Term Loan, 7.120%—7.150%, maturing November 23, 2011			4,256,830
		Paetec Communications	B1	B
	872,813	Term Loan, 8.875%, maturing June 12, 2012			878,632
		Qwest Communications International, Inc.	B2	B
	10,000,000	Floating Rate Note, maturing February 15, 2009			10,112,500
		Telepacific Corporation	B1	B-
	1,000,000	Term Loan, 7.742%, maturing August 04, 2011			1,015,000
		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,220,000	Term Loan, 7.570%, maturing January 07, 2013			3,243,345
		Windstream Corporation	Ba1	BBB-
	2,875,000	Term Loan, 7.120%, maturing July 17, 2013			2,894,510
					47,680,186
Personal & Nondurable Consumer Products: 5.1%
		Advantage Sales And Marketing	B2	B
	3,084,500	Term Loan, 7.370%—7.460%, maturing March 29, 2013			3,074,219
		Bushnell Performance Optics	B1	B+
	1,732,927	Term Loan, 8.367%, maturing August 19, 2011			1,741,591
		Central Garden & Pet Company	Ba2	BB
	1,292,253	Term Loan, 6.820%, maturing September 30, 2012			1,293,600
		Fender Musical Instruments Corporation	B1	B+
	1,871,216	Term Loan, 8.130%, maturing March 30, 2012			1,882,911
		Fender Musical Instruments Corporation	Caa1	B-
	2,500,000	Term Loan, 11.380%, maturing September 30, 2012			2,525,000
		Hunter Fan Company	Ba3	B
	823,333	Term Loan, 7.900%, maturing March 24, 2012			821,275

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Jarden Corporation	Ba3	B+
$2,016,552		Term Loan, 7.117%,
		maturing January 24, 2012			$2,014,283
10,170,388		Term Loan, 7.117%, maturing January 24, 2012			10,158,946
		Mega Bloks, Inc.	Ba2	BB-
987,500		Term Loan, 7.188%, maturing July 26, 2012			989,352
		Natural Products Group, LLC	B1	B
1,948,052		Term Loan, 8.320%—8.370%, maturing June 19, 2013			1,954,749
		Norwood Promotional Products	NR	NR
2,720,588		Revolver, 8.375%—9.500%, maturing December 31, 2008			2,734,191
948,750		Term Loan, 9.375%, maturing February 15, 2008			910,800
4,062,149		Term Loan, 11.688%, maturing August 17, 2009			4,148,469
11,510,759	(3)	Term Loan, maturing August 17, 2011			5,237,395
		Oreck Corporation	B1	B+
901,414		Term Loan, 8.120%, maturing January 27, 2012			899,160
		Rayovac Corporation	B1	B-
8,249,739		Term Loan, 8.370%—8.390%, maturing February 06, 2012			8,289,511
		Tupperware	Ba1	BB
7,600,624		Term Loan, 6.890%, maturing December 05, 2012			7,564,597
					56,240,049
Personal, Food & Miscellaneous: 3.5%
		Acosta, Inc.	B1	B-
2,992,500		Term Loan, 8.070%, maturing July 28, 2013			3,021,803
		AFC Enterprises	B1	B+
1,070,957		Term Loan, 7.625%, maturing May 11, 2011			1,074,304
		Allied Security Holdings, LLC	Ba3	B
497,727		Term Loan, 8.370%, maturing June 30, 2010			501,460
		Arby's Restaurant Group, Inc.	Ba3	B+
5,431,452		Term Loan, 7.600%—7.626%, maturing July 25, 2012			5,452,949
		Carrols Corporation	Ba3	B+
2,976,334		Term Loan, 7.875%, maturing December 31, 2010			2,988,240
		CBRL (Cracker Barrel)	Ba2	BB
2,056,179		Term Loan, 6.860%—8.750%, maturing April 27, 2013			2,053,608
		Coinmach Corporation	B2	B
5,982,345		Term Loan, 7.875%, maturing December 19, 2012			6,039,925
		Coinstar, Inc.	Ba3	BB-
2,436,056		Term Loan, 7.350%—7.370%, maturing July 07, 2011			2,452,804

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
	Culligan International Company	Ba2	BB-
$1,989,582	Term Loan, 7.070%,
	maturing September 30, 2011			$1,995,179
	Jack In The Box, Inc.	Ba1	BB-
2,643,357	Term Loan, 6.870%—6.900%, maturing January 08, 2011			2,654,097
	MD Beauty, Inc.	B2	B
3,226,504	Term Loan, 8.070%, maturing February 18, 2012			3,246,670
	N.E.W. Customer Services Companies, Inc.	B1	B+
1,946,220	Term Loan, 8.070%—8.120%			1,955,951
	QCE, LLC (Quiznos)	B2	B
2,061,500	Term Loan, 7.625%, maturing May 05, 2013			2,057,635
	Reddy Ice Group, Inc.	Ba3	B+
1,000,000	Term Loan, 7.122%, maturing August 09, 2012			1,000,313
	Sonic Corporation	Ba3	BB-
1,080,000	Term Loan, 7.320%, maturing September 14, 2013			1,082,532
	U.S. Security Holdings, Inc.	B1	B
621,875	Term Loan, 7.820%—7.890%, maturing May 08, 2013			624,984
				38,202,454
Printing & Publishing: 10.3%
	Adams Outdoors Advertising, L.P.	B1	B+
4,327,151	Term Loan, 7.120%—7.130%, maturing October 18, 2012			4,337,294
	American Achievement Corporation	Ba2	B+
683,649	Term Loan, 7.570%—9.500%, maturing March 25, 2011			688,777
	American Media Operations, Inc.	B1	B-
3,350,000	Term Loan, 8.370%, maturing January 31, 2013			3,368,495
	American Reprographics	Ba2	BB
2,103,387	Term loan, 7.070%—9.000%, maturing June 18, 2009			2,108,646
	Ascend Media Holdings, LLC	B3	B
1,695,313	Term Loan, 8.870%, maturing January 31, 2012			1,650,811
	Banta Corporation	Ba2	BB
1,000,000	Term Loan, 9.870%—9.900%, maturing November 20, 2013			1,002,500
	Black Press, Ltd.	Ba3	B+
753,667	Term Loan, 7.370%, maturing August 02, 2013			759,319
1,241,333	Term Loan, 7.370%, maturing August 02, 2013			1,250,643
	Caribe Information Investments, Inc.	B1	B
1,925,484	Term Loan, 7.630%—7.640%, maturing March 31, 2013			1,927,891
	Cenveo Corporation	Ba3	BB-
1,496,250	Term Loan, 7.372%—7.390%, maturing June 21, 2013			1,499,991

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
	Dex Media East, LLC	Ba1	BB
$3,171,734	Term Loan, 6.860%—6.890%,
	maturing May 08, 2009			$3,166,507
	Dex Media West, LLC	Ba1	BB
971,265	Term Loan, 6.600%—6.640%, maturing September 09, 2009			967,015
12,681,204	Term Loan, 6.850%—6.890%, maturing March 09, 2010			12,659,012
	Gatehouse Media, Inc.	B1	B+
2,202,632	Term Loan, 7.570%, maturing December 06, 2013			2,207,680
	Hanley Wood, LLC	B1	B
291,214	Term Loan, 7.570%, maturing August 01, 2012			291,456
2,438,121	Term Loan, 7.570%—7.621%, maturing August 01, 2012			2,440,152
	Idearc, Inc.	Ba2	BB+
20,400,000	Term Loan, maturing November 17, 2014			20,516,035
	Jostens IH Corporation	Ba2	B+
9,306,264	Term Loan, 7.372%, maturing October 04, 2011			9,359,580
	MC Communications, LLC	B2	B
2,698,906	Term Loan, 7.970%, maturing December 31, 2010			2,714,087
	Medianews Group	Ba2	BB-
997,500	Term Loan, 7.070%, maturing August 02, 2013			998,747
	Medimedia USA, Inc.	Ba3	B+
1,250,000	Term Loan, 7.772%—9.750%, maturing November 01, 2013			1,257,031
	Merrill Communications, LLC	B1	B+
2,938,574	Term Loan, 7.570%—7.617%, maturing May 15, 2011			2,949,594
	Nextmedia Operating, Inc.	B1	B
1,747,620	Term Loan, 7.320%, maturing November 15, 2012			1,745,217
776,720	Term Loan, 7.320%, maturing November 15, 2012			775,652
	PBI Media, Inc.	B2	B
1,980,005	Term Loan, 7.617%—7.626%, maturing September 30, 2012			1,984,130
	Primedia, Inc.	B2	B
6,101,667	Term Loan, 7.570%, maturing September 30, 2013			6,090,861
	R.H. Donnelley Corporation	Ba1	BB
284,953	Term Loan, 6.600%—6.630%, maturing December 31, 2009			283,248
9,607,936	Term Loan, 6.850%—6.890%, maturing June 30, 2011			9,581,245
	Source Media, Inc.	B1	B
3,077,206	Term Loan, 7.610%, maturing November 08, 2011			3,092,592

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Thomas Nelson Publishers	B1	B
	$2,327,500	Term Loan, 7.570%—7.622%,
		maturing June 12, 2012			$2,333,319
		Triple Crown Media, Inc.	B1	B
	1,475,995	Term Loan, 8.870%—10.500%, maturing June 30, 2010			1,474,150
		Wenner Media, LLC	Ba3	BB-
	900,000	Term Loan, 7.110%, maturing October 01, 2013			903,375
		Yell Group, PLC	Ba3	BB-
EUR	2,000,000	Term Loan, 7.320%,
		maturing February 10, 2013			2,681,580
	$2,000,000	Term Loan, 7.320%,
		maturing February 10, 2013			2,018,750
		Ziff Davis Media, Inc.	B3	CCC
	1,500,000	Floating Rate Note, maturing May 01, 2012			1,428,750
					112,514,132
Radio and TV Broadcasting: 4.3%
		Block Communications, Inc.	Ba1	BB-
	992,500	Term Loan, 7.367%, maturing December 22, 2011			995,602
		CMP KC, LLC	Caa1	CCC+
	1,390,331	Term Loan, 9.375%, maturing May 03, 2011			1,392,069
		CMP Susquehanna Corporation	Ba3	B-
	5,075,571	Term Loan, 7.375%—7.438%, maturing May 05, 2013			5,094,605
		Cumulus Media, Inc.	Ba3	B
	2,992,500	Term Loan, 7.320%—7.626%, maturing June 07, 2013			3,004,844
		Emmis Communication	B1	B
	1,250,000	Term Loan, 7.320%, maturing November 02, 2013			1,257,255
		Entravision Communications Corporation	Ba3	B+
	2,955,000	Term Loan, 6.870%, maturing March 29, 2013			2,956,847
		Gray Television, Inc.	Ba1	BB-
	496,250	Term Loan, 6.880%, maturing June 15, 2011			495,984
	992,500	Term Loan, 6.870%—6.880%, maturing November 22, 2012			991,968
		Montecito Broadcast Group, LLC	B1	B
	1,985,000	Term Loan, 7.820%, maturing January 27, 2013			1,996,787
		NEP Broadcasting	Ba3	B
	2,396,104	Term Loan, 9.370%, maturing February 03, 2011			2,424,558
	955,605	Term Loan, 8.870%, maturing February 03, 2011			966,058
		Nexstar Broadcasting Group	Ba3	B
	4,690,352	Term Loan, maturing August 14, 2012			4,681,558
		Paxson Communications	B1	CCC+
	4,500,000	Term Loan, 8.624%, maturing January 15, 2012			4,581,563

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
		Quebecor Media, Inc.	B1	B
$2,977,500		Term Loan, 7.350%—7.374%,
		maturing January 17, 2013			$3,000,296
		Raycom TV Broadcasting, LLC	NR	NR
3,344,517		Term Loan, 6.875%, maturing July 31, 2013			3,325,704
		Regent Communications	B1	B
1,500,000		Term Loan, 7.820%, maturing November 13, 2013			1,504,688
		Spanish Broadcasting Systems	B1	B
3,940,000		Term Loan, 7.120%, maturing July 11, 2012			3,938,357
		Young Broadcasting, Inc.	Ba3	B-
4,937,500		Term Loan, 7.875%—7.938%, maturing November 03, 2012			4,933,644
					47,542,387
Retail Stores: 8.8%
		Amscan Holdings, Inc.	Ba3	B+
1,492,500		Term Loan, 8.375%—10.250%, maturing December 23, 2012			1,504,859
		Blockbuster, Inc.	B3	B-
994,956		Term Loan, 8.870%—9.070%, maturing August 20, 2011			998,501
		Burlington Coat Factory	B2	B
5,403,750		Term Loan, 7.620%, maturing May 28, 2013			5,336,576
		Dollarama Group, L.P.	Ba2	B+
3,438,969		Term Loan, 7.376%, maturing November 18, 2011			3,454,014
		Harbor Freight Tools USA, Inc.	B1	B+
7,214,486		Term Loan, 7.110%—7.123%, maturing July 15, 2010			7,211,780
		Jean Coutu Group, Inc.	B1	BB-
4,991,107		Term Loan, 7.938%, maturing July 30, 2011			5,006,704
		Mapco Express, Inc.	B2	B+
2,234,240		Term Loan, 8.070%, maturing April 28, 2011			2,248,204
		Michaels Stores, Inc.	B2	B-
13,000,000		Term Loan, 8.375%, maturing October 31, 2013			13,045,500
		Nebraska Book Company, Inc.	Ba2	B-
2,414,974		Term Loan, 7.870%—7.880%, maturing March 04, 2011			2,425,540
		Neiman Marcus Group, Inc.	Ba3	B+
18,037,975		Term Loan, 7.891%, maturing April 06, 2013			18,181,016
		Oriental Trading Company, Inc.	B1	B
2,493,750		Term Loan, 8.120%—8.220%, maturing July 31, 2013			2,503,882
		Pantry, Inc.	Ba2	BB
	2,481,250	Term Loan, 7.070%, maturing January 02, 2012			2,489,004
		Pep Boys	Ba3	B+
496,253		Term Loan, 8.120%, maturing January 27, 2011			500,906

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Petco Animal Supplies, Inc.	Ba3	B
	$5,125,000	Term Loan, 8.100%,
		maturing October 26, 2013			$5,151,266
		Phones 4U Group, Ltd.	NR	NR
GBP	2,500,000	Term Loan, maturing November 30, 2014			4,880,835
GBP	2,500,000	Term Loan, maturing November 30, 2015			4,905,408
		Sally Holding, LLC	B2	B+
	2,500,000	Term Loan, maturing November 16, 2013			2,513,173
		Sports Authority	B2	B
	997,500	Term Loan, 7.617%, maturing May 03, 2013			993,759
		Tire Rack, Inc. (The)	B1	BB-
	872,972	Term Loan, 7.070%—7.120%, maturing June 24, 2012			870,789
		Toy's R Us	B1	BB
	2,375,000	Term Loan, 9.625%, maturing July 14, 2012			2,433,931
		Travelcenters Of America, Inc.	B1	BB
	9,925,000	Term Loan, 7.100%—7.120%, maturing December 01, 2011			9,932,751
					96,588,398
Satellite: 0.5%
		Panamsat Corporation	Ba2	BB
	5,000,000	Term Loan, 7.872%, maturing January 03, 2014			5,052,780
					5,052,780
Telecommunications Equipment: 0.7%
		Sorenson Communications, Inc.	Ba3	B
	5,236,875	Term Loan, 8.390%, maturing August 16, 2013			5,278,335
		Sorenson Communications, Inc.	Caa1	CCC+
	750,000	Term Loan, 12.390%, maturing February 16, 2014			758,750
		Syniverse Technologies, Inc.	Ba1	BB-
	1,451,515	Term Loan, 7.120%, maturing February 15, 2012			1,455,144
					7,492,229
Textiles & Leather: 1.6%
		Hanesbrands, Inc.	Ba2	BB-
	2,500,000	Term Loan, 7.625%—7.688%, maturing September 05, 2013			2,520,750
		Hanesbrands, Inc.	B1	B-
	1,000,000	Term Loan, 9.188%, maturing March 05, 2014			1,023,661
		Polymer Group, Inc.	B1	BB-
	7,443,750	Term Loan, 7.614%, maturing November 22, 2012			7,464,689
		Propex Fabrics, Inc.	Ba3	BB-
	161,719	Term Loan, 7.630%, maturing July 31, 2012			161,820
		St. John Knits International, Inc.	B1	B+
	762,387	Term Loan, 9.320%, maturing March 21, 2012			758,575
		Targus Group, Inc.	Ba3	B
	1,475,943	Term Loan, 8.820%—8.870%, maturing November 22, 2012			1,452,575

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Textiles & Leather: (continued)
	Targus Group, Inc.	B3	CCC+
$1,375,000	Term Loan, 8.820%—8.870%,
	maturing May 22, 2013			$1,258,125
	Warnaco	Ba1	BB
939,444	Term Loan, 6.820%—8.500%, maturing January 31, 2013			936,509
	William Carter	Ba3	BB
2,181,727	Term Loan, 6.850%—6.876%, maturing July 14, 2012			2,180,023
				17,756,727
Utilities: 8.1%
	Astoria Generating Company Acquisitions, LLC	B1	BB-
769,882	Term Loan, 7.320%, maturing February 23, 2011			775,014
2,256,025	Term Loan, 7.390%, maturing February 23, 2013			2,271,066
	Babcock & Wilcox Company	Ba2	B+
2,000,000	Term Loan, 8.360%, maturing February 22, 2012			2,005,000
2,500,000	Term Loan, 5.267%, maturing January 22, 2012			2,518,750
	Coleto Creek WLE, L.P.	B1	B+
764,331	Term Loan, 8.117%, maturing July 28, 2013			761,465
5,347,267	Term Loan, 8.117%, maturing June 28, 2013			5,327,215
	KGEN, LLC	B2	B
4,925,000	Term Loan, 7.992%, maturing August 01, 2011			4,943,469
	La Paloma Generating Company, LLC	B1	BB-
218,579	Term Loan, 7.070%, maturing August 16, 2012			217,122
1,317,078	Term Loan, 7.119%, maturing August 16, 2012			1,308,297
104,896	Term Loan, 7.117%, maturing August 16, 2012			104,197
	LSP—Kendall Energy, LLC	B1	B
9,594,806	Term Loan, 7.367%, maturing October 07, 2013			9,592,810
	LSP Gen Finance Co, LLC	Ba3	BB-
4,328,655	Term Loan, 7.117%, maturing May 04, 2013			4,341,282
	NE Energy, Inc.	B1	B+
792,683	Term Loan, 9.750%, maturing November 01, 2013			800,015
1,907,317	Term Loan, 9.750%, maturing November 01, 2013			1,924,960
	NE Energy, Inc.	B3	B-
425,000	Term Loan, 11.750%, maturing May 01, 2014			431,906
	NRG Energy, Inc.	Ba1	BB-
6,000,000	Term Loan, 7.367%, maturing February 01, 2013			6,027,186
24,452,393	Term Loan, 7.367%, maturing February 01, 2013			24,577,002

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	Pike Electric	Ba3	BB
$1,310,511	Term Loan, 6.875%, maturing July 01, 2012			$1,309,692
886,628	Term Loan, 6.875%, maturing December 10, 2012			886,074
	Plum Point Energy Associates	B1	B
1,198,857	Term Loan, 8.992%, maturing March 14, 2014			1,213,094
2,861,854	Term Loan, 8.617%, maturing March 14, 2014			2,895,838
	Riverside Energy Center, LLC	B1	B
244,856	Term Loan, 9.626%, maturing June 24, 2010			251,896
3,063,822	Term Loan, 9.626%, maturing June 24, 2011			3,151,900
2,116,749	Term Loan, 9.626%, maturing June 24, 2011			2,177,605
	Thermal North America, Inc.	B1	BB-
4,000,000	Term Loan, 8.070%, maturing October 24, 2008			4,020,000
	Wolf Hollow I, L.P.	B1	BB-
1,800,000	Term Loan, 7.570%, maturing June 22, 2012			1,773,000
450,000	Term Loan, 7.570%, maturing June 22, 2012			443,250
2,147,521	Term Loan, 7.617%, maturing June 22, 2012			2,115,308
				88,164,413
	Total Senior Loans (Cost $1,967,524,095)			1,976,089,846
Other Corporate Debt: 0.6%
Automobile: 0.6%
	Avis Budget Car Rental	Ba3	BB-
750,000	Floating Rate Note, maturing May 15, 2014			721,875
	Navistar International Corporation	NR	BB-
5,200,000	Unsecured Term Loan, 10.320%—10.368%, maturing February 22, 2009			5,265,811
		Total Other Corporate Debt (Cost $5,930,368)		5,987,686
Equities and Other Assets: 1.8%

		Description	Value
(1), (@) , (R)		Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	107,510
(2	), (@) , (R)	AM Cosmetics Corporation (Liquidation Interest)	—
(@) , (R)		Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@) , (R)		Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2	), (@) , (R)	Cedar Chemical (Liquidation Interest)	—
(@) , (R)		Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)
(@) , (R)		Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@) , (R)		Decision One Corporation (1,402,038 Common Shares)	145,812

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Description		Value
(2	), (@) , (R)	Electro Mechanical Solutions
		(Residual Interest in Bankruptcy Estate)		$1,112
(2	), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)		—
(@) , (R)		EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4	), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		305,999
(@) , (R)		Gemini Leasing, Inc. (143,079 common shares)		—
(2	), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		54,523
(@)		Hayes Lemmerz International, Inc. (73,835 Common Shares)		173,512
(2	), (@) , (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)		—
(2	), (@) , (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)		—
(2	), (@) , (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)		—
(2	), (@) , (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		100
(2	), (@) , (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)		50
(2), (@) , (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@) , (R)		Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)		—
(@), (R)		Neoplan USA Corporation (17,348 Common Shares)		—
(@), (R)		Neoplan USA Corporation (1,814,180 Series B Preferred Shares)		—
(@), (R)		Neoplan USA Corporation (1,084,000 Series C Preferred Shares)		—
(@), (R)		Neoplan USA Corporation (3,524,300 Series D Preferred Shares)		—
(2	), (@) , (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)		—
(@) , (R)		New World Restaurant Group, Inc. (4,706 Common Shares)		37,648
(@), (R)		Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(@) , (R)		Safelite Glass Corporation (856,340 Common Shares)		18,651,085
(@) , (R)		Safelite Realty Corporation (57,804 Common Shares)		317,922
(1	), (@) , (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1	), (@) , (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2	), (@) , (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)		U.S. Office Products Company (Residual Interest in Bankruptcy Estate)		—
		Total for Equities and Other Assets (Cost $6,550,784)		19,795,273
		Total Investments (Cost $1,980,005,247)	182.8%	$2,001,872,805
		Other Assets and Liabilities — Net	(82.8)	(906,612,159)
		Net Assets	100.0%	$1,095,260,646

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (@)  Non-income producing security.

  (R)  Restricted security.

  **  For Federal Income Tax purposes cost of investments is $1,980,110,134.
Net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$25,877,781
Gross Unrealized Depreciation	(4,115,110)
Net Unrealized Appreciation	$21,762,671

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

At November 30, 2006 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Euro EUR 8,745,000	Sell	12/15/06	$11,212,402	$11,592,658	$(380,256)
Euro EUR 11,660,000	Sell	01/12/07	14,901,228	15,479,865	(578,637)
Euro EUR 8,745,000	Sell	02/15/07	11,198,704	11,628,388	(429,684)
British Pound GBP 4,305,000	Sell	12/15/06	8,169,684	8,463,487	(293,803)
British Pound GBP 5,740,000	Sell	01/12/07	10,811,162	11,286,870	(475,708)
British Pound GBP 4,305,000	Sell	02/15/07	8,182,895	8,466,474	(283,579)
			$64,476,075	$66,917,742	$(2,441,667)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by DST when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at 1-(800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2006 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23

February 28	March 8	March 22

March 31	April 6	April 24

April 28	May 8	May 22

May 31	June 8	June 22

June 30	July 6	July 24

July 31	August 8	August 22

August 31	September 7	September 22

September 29	October 6	October 23

October 31	November 8	November 22

November 30	December 7	December 22

December 20	December 27	January 12

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange ("NYSE") (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2006 was 5,524 which does not include approximately 46,756 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at 1-800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on June 19, 2006 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 72217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRQR-UPRTQ3     (1106-012406)